Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statement of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Additional Financial Information of Parent Company - Financial Statements Schedule I
Net revenues	¥ 2,600,982	$ 356,333	¥ 3,294,696	¥ 3,100,372
Operating cost and expenses
Other Compensations	(786,928)	(107,809)	(801,293)	(944,735)
Selling expenses	269,038	36,858	485,778	349,014
General and administrative expenses	296,751	40,655	275,727	235,319
Other operating expenses	93,210		112,506	115,653
Total operating cost and expenses	1,967,093	269,491	2,196,781	2,011,923
Loss from operations	633,889	86,842	1,097,915	1,088,449
Other income (expenses):
Reversal of settlement expenses	(12,454)	(1,706)
Other income	1,359	186	10,892	13,130
Total other income	233,716	32,019	111,332	61,100
(Loss) income before taxes and income from equity in affiliates, subsidiaries and VIEs	867,605	118,861	1,209,247	1,149,549
Income tax expense	(268,591)	(36,797)	(262,360)	(267,108)
Income (loss) from equity	(112,010)	(15,345)	54,128	89,148
Net income attributable to Noah Holdings Limited shareholders	475,445	65,135	1,009,494	976,571
Parent company
Operating cost and expenses
Other Compensations	3,080	422	2,157
Selling expenses	1,457	200	82	2,838
General and administrative expenses	15,395	2,109	7,314	16,948
Other operating expenses	12,755	1,747	19,877	12,516
Total operating cost and expenses	32,687	4,478	29,430	32,302
Loss from operations	(32,687)	(4,478)	(29,430)	(32,302)
Other income (expenses):
Interest income	16,379	2,244	34,002	4,250
Interest expense	(4,966)	(680)
Reversal of settlement expenses	(12,454)	(1,706)
Other income	13,290	1,821	4,267	11,083
Total other income	37,157	5,091	38,269	15,333
(Loss) income before taxes and income from equity in affiliates, subsidiaries and VIEs	4,470	613	8,839	(16,969)
Income tax expense	(21,841)	(2,992)	(20,421)
Net income attributable to Noah Holdings Limited shareholders	475,445	65,135	1,009,494	976,571
Parent company | Subsidiaries and VIEs
Other income (expenses):
Income (loss) from equity	515,547	70,628	1,014,843	942,081
Parent company | Affiliates
Other income (expenses):
Income (loss) from equity	¥ (22,731)	$ (3,114)	¥ 6,233	¥ 51,459